Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Profit or Loss) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss [abstract]
Structured deposits	¥ 2,719,811	¥ 0
Foreign exchange options	7,468	0
Financial assets at fair value through profit or loss	¥ 2,727,279	¥ 0